The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 52.5%
	AGGREGATE BOND — 8.0%
21,346	Eaton Vance Total Return Bond ETF	$1,064,312
18,802	Vanguard Intermediate-Term Bond ETF	1,405,073
		2,469,385
	BROAD BASED — 0.2%
3,658	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	71,035
	BROAD MARKET — 3.8%
9,673	Schwab Fundamental U.S. Broad Market ETF	224,994
2,080	Vanguard U.S. Momentum Factor ETF	341,889
4,330	Vanguard U.S. Quality Factor ETF	610,054
		1,176,937
	CONSUMER STAPLES — 1.4%
4,458	Fidelity MSCI Consumer Staples Index ETF	220,359
1,083	Vanguard Consumer Staples ETF	228,924
		449,283
	CORPORATE — 14.8%
31,464	Franklin Senior Loan ETF	763,474
12,900	iShares High Yield Systematic Bond ETF	606,429
6,837	iShares Investment Grade Systematic Bond ETF	303,289
31,509	Principal Active High Yield ETF	604,343
30,782	SPDR Portfolio Short Term Corporate Bond ETF	919,150
42,124	VanEck IG Floating Rate ETF	1,072,056
3,788	Vanguard Intermediate-Term Corporate Bond ETF	304,063
		4,572,804
	EMERGING MARKETS — 1.3%
7,321	Schwab Fundamental Emerging Markets Equity ETF	212,675
5,044	SPDR S&P Emerging Markets Dividend ETF	177,927
		390,602
	GLOBAL — 0.8%
1,878	SPDR Global Dow ETF	247,952
	GOVERNMENT — 3.7%
7,703	iShares 10-20 Year Treasury Bond ETF	766,757
4,099	iShares 7-10 Year Treasury Bond ETF	378,952
		1,145,709
	INTERNATIONAL — 2.2%
5,125	Invesco S&P International Developed Momentum ETF	208,280
2,767	iShares Currency Hedged MSCI EAFE Small-Cap ETF	88,572
1,806	iShares International Dividend Growth ETF	122,736
2,983	Vanguard FTSE Developed Markets ETF	142,647

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
4,428	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$107,556
		669,791
	LARGE-CAP — 5.1%
4,983	Fidelity High Dividend ETF	248,851
594	Invesco QQQ Trust Series 1	303,671
10,865	Schwab Fundamental U.S. Large Co. ETF	257,283
11,946	Schwab U.S. Large-Cap Growth ETF	332,935
905	Vanguard Mega Cap ETF	192,457
1,449	Vanguard Value ETF	245,316
		1,580,513
	LONG TERM CORPORATE BOND — 3.6%
26,763	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	1,122,178
	MID-CAP — 4.3%
11,985	Fidelity Small-Mid Multifactor ETF	493,423
2,862	Invesco S&P Midcap 400 Revenue ETF	332,651
2,193	Invesco S&P MidCap Momentum ETF	270,901
2,863	VictoryShares U.S. Small Mid Cap Value Momentum ETF	241,103
		1,338,078
	PRECIOUS METALS — 0.6%
4,120	abrdn Physical Silver Shares ETF*	113,588
1,692	iShares Gold Trust*	83,771
		197,359
	SMALL-CAP — 2.5%
3,792	Invesco S&P SmallCap Momentum ETF	250,689
4,583	JPMorgan Small & Mid Cap Enhanced Equity ETF	277,134
2,789	SPDR S&P 600 Small Cap Growth ETF	251,986
		779,809
	THEMATIC — 0.2%
1,492	Global X U.S. Infrastructure Development ETF	60,292
	Total Exchange-Traded Funds
	(Cost $15,740,908)	16,271,727
	MUTUAL FUNDS — 42.6%
	AGGREGATE BOND — 5.9%
55,216	Allspring Core Plus Bond Fund - Class R6	612,347
69,289	Vanguard Core Bond Fund, Admiral Shares	1,226,419
		1,838,766
	AGGREGATE BOND SHORT — 3.5%
63,278	Columbia Short Term Bond Fund - Class Institutional 3	617,597

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND SHORT (Continued)
51,218	Victory Short-Term Bond Fund - Class R6	$465,059
		1,082,656
	BLEND BROAD MARKET — 1.6%
4,376	DFA U.S. Core Equity 1 Portfolio - Class Institutional	189,259
11,584	DFA U.S. Vector Equity Portfolio - Class Institutional	316,588
		505,847
	BLEND LARGE CAP — 1.4%
4,927	DFA U.S. Large Co. Portfolio - Class Institutional	192,108
2,782	Schwab S&P 500 Index Fund	251,095
		443,203
	BLEND MID CAP — 1.2%
10,188	Vanguard Strategic Equity Fund - Class Investor	368,179
	EMERGING MARKET STOCK — 0.3%
1,379	New World Fund, Inc. - Class F-3	106,214
	EMERGING MARKETS BOND — 9.9%
144,804	Nuveen Emerging Markets Debt Fund - Class R6	1,230,833
78,672	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,829,112
		3,059,945
	FOREIGN AGGREGATE BOND — 6.1%
179,985	Dodge & Cox Global Bond Fund - Class I	1,891,641
	FOREIGN BLEND — 2.8%
11,736	DFA International Small Co. Portfolio - Class Institutional	227,677
18,605	Dimensional Global Equity Portfolio - Class Institutional	633,141
		860,818
	FOREIGN VALUE — 1.7%
5,633	American Beacon EAM International Small Cap Fund - Class R5	89,052
4,304	DFA International Small Cap Value Portfolio - Class Institutional	94,381
4,975	DFA International Value Portfolio - Class Institutional	102,431
17,172	Dodge & Cox Global Stock Fund - Class I	235,433
		521,297
	GENERAL CORPORATE BOND — 2.5%
81,314	T Rowe Price Institutional Floating Rate Fund - Class Institutional	771,666
	GROWTH BROAD MARKET — 1.6%
7,859	New Perspective Fund - Class R-6	488,414

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 1.2%
5,699	Nuveen Large Cap Growth Index Fund - Class R6	$381,659
	HIGH YIELD BOND — 2.0%
62,720	American High-Income Trust - Class F-3	612,147
	VALUE MID CAP — 0.9%
7,902	DFA U.S. Targeted Value Portfolio - Class Institutional	271,606
	Total Mutual Funds
	(Cost $12,781,274)	13,204,058
	MONEY MARKET FUNDS — 4.8%
379,583	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.42%[1]	379,583
1,115,337	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.31%[1]	1,115,337
	Money Market Funds
	(Cost $1,494,920)	1,494,920
	TOTAL INVESTMENTS — 99.9%
	(Cost $30,017,102)	30,970,705
	Other Assets in Excess of Liabilities — 0.1%	22,240
	TOTAL NET ASSETS — 100.0%	$30,992,945

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2024.